Fees Summary	Aug. 02, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,163,000
Previously Paid Amount	0.00
Total Fee Amount	762.06
Total Offset Amount	0.00
Net Fee	762.06
Narrative - Max Aggregate Offering Price	$ 5,163,000
Final Prospectus	true